Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income for the period / year	$ (602,000)	$ (1,399,000)	$ (2,998,000)	$ (11,212,000)
Adjustments for non-cash items:
Depreciation and amortization	1,000	1,000	5,000	6,000
Deconsolidation of subsidiary		4,947,000	4,947,000
Stock-based compensation	1,000	1,673,000	2,334,000	592,000
Changes in lease liability	(2,000)	10,000	2,000	(37,000)
Bad debts written off — continuing	540,000		447,000
Changes in operating assets and liabilities:
Trade accounts receivable	183,000		(1,257,000)
Inventories	412,000		(1,384,000)
Prepaid expenses and other assets	15,000	1,544,000	4,087,000	4,472,000
Accounts payable and accrued liabilities	(638,000)	(11,079,000)	(10,506,000)	(1,811,000)
Net cash from operating activities	(630,000)	(4,303,000)	(4,770,000)	(7,990,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment — continuing	(1,000)
Net cash used in investing activities	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds, net of issuance costs, from issuing common stock and pre-funded warrants, net	919,000	5,567,000	6,425,000	6,209,000
Payment made under the Warrant Exchange Amendment			(1,100,000)
Proceeds from the exercise of stock options and warrants, net of issuance costs				1,613,000
Payment of preferred stock dividend			(61,000)
Payment of preferred stock dividend	(41,000)	(41,000)
Net cash used in financing activities	878,000	5,526,000	5,264,000	7,822,000
Effect of exchange rate changes on cash	38,000	(85,000)	(126,000)	(73,000)
Net (decrease) / increase in cash and cash equivalents	285,000	1,138,000	368,000	(241,000)
Cash at beginning of year	3,505,000	3,137,000	3,137,000	3,378,000
Cash at end of year	3,790,000	4,275,000	3,505,000	3,137,000
Supplemental cash flow information:
Issuance of shares in acquisition of Fitters Sdn. Bhd.			4,450,000
Warrant Exchange			11,033,000
Cash received during the period for:
Interest	18,000	12,000	68,000	96,000
Research & development tax credits				3,715,000
Cash paid during the period for:
Interest		5,000	7,000
Taxes			18,000	2,000
Composition of cash at end of period / year:
Continuing operations	3,790,000		3,505,000	3,137,000
Future NRG Sdn. Bhd. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operation			(67,140)	(123,433)
Net income from discontinued operation			2,557,550	921,119
Net income for the period / year	(107,341)	1,647	2,490,410	797,686
Adjustments for non-cash items:
Depreciation and amortization	96,504	92,277	191,982	173,709
Depreciation and amortization — continuing			191,982	173,709
Depreciation and amortization — discontinued			1,187,900	1,062,817
Impairment on financial assets — continuing			35,616	32,318
Allowance for expected credit losses	(2,452)
Bad debts written off — continuing			104,588
Loss on disposal of equity interest in subsidiary	1,904,424
Waiver of debts	(1,926,508)
Changes in operating assets and liabilities:
Trade accounts receivable	27,823	148,910
Inventories	(13,649)	2,490
Accounts payable and accrued liabilities	(8,303)	(382,577)
Trade accounts receivable — continuing			(104,105)	2,811,351
Inventories — continuing			26,308	17,030
Accounts payable and accrued liabilities — continuing			(276,764)	(2,734,688)
Income taxes (paid) / refunded — continuing			3,287	(938)
Net changes in working capital —discontinued			(1,171,032)	(894,736)
Net cash from operating activities	(29,502)	(137,253)	2,488,190	1,264,549
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment — continuing			(7,270)	(282)
Acquisition of property and equipment — discontinued			(155,543)	(8,336)
Net cash used in investing activities			(162,813)	(8,618)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of banker’s acceptance — discontinued			(1,031,318)	(361,710)
Repayment of hire purchase obligations — discontinued			(152,226)	(389,834)
Net cash used in financing activities			(1,183,544)	(751,544)
Effect of exchange rate changes on cash	(146,105)	4,452	225,986	36,558
Net (decrease) / increase in cash and cash equivalents	(175,607)	(132,801)	1,367,819	540,945
Cash at beginning of year	3,337,766	1,969,947	1,969,947	1,429,002
Cash at end of year			3,337,766	1,969,947
Cash — beginning of period / year (continuing operations)	202,716	268,780	268,780
Cash — end of period / year	27,109	135,979	202,716	268,780
Composition of cash at end of period / year:
Continuing operations	27,109	135,979	202,716	268,780
Discontinued operations			$ 3,135,050	$ 1,701,167
Total cash and cash equivalents	$ 27,109	$ 135,979